Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 4. Fair Value Measurements
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s financial liabilities measured at fair value on a re cu
rring basis and indicates the level of the fair value hierarchy used to determine such values:

	June 30, 2024
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$—	$—	$—	$—
Warrant liability - Series B	755	—	—	755

Total liabilities	$755	$—	$—	$755

	December 31, 2023
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$15	$—	$—	$15
Warrant liability - Series B	1,238	—	—	1,238

Total liabilities	$1,253	$—	$—	$1,253

The Company’s Level 3 liabilities consist of the September 2022 Warrants, which were determined to be liability-classified instruments. There were no transfers between Level 1, Level 2, and Level 3 during the six months ended June 30, 2024 and 2023.
Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the activity in the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) during the six months ended June 30, 2024:

	Warrant Liability
(In thousands)	Series A	Series B	Total
Balance, December 31, 2023	$15	$1,238	$1,253
Change in the fair value of liability	(15)	(483)	(498)

Balance, June 30, 2024	$—	$755	$755

Assumptions Used in Determining Fair Value of Liability-Classified Warrants
The fair value of the warrant liability is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of both the Series A Warrants and the Series B Warrants (each defined below) was determined using the Black-Scholes Option Pricing Model, which uses various assumptions, including (i) fair value of the Company’s ADSs, (ii) exercise price of the warrant, (iii) expected term of the warrant, (iv) expected volatility and (v) expected risk-free interest rate.

Below are the assumptions used for the fair value calculations of the Series A Warrants and Series B Warrants (each defined below), as of June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
	Series A	Series B	Series A	Series B
Stock (ADS) price	$2.70	$2.70	$3.12	$3.12
Exercise price	$17.00	$17.00	$17.00	$17.00
Expected term (in years)	0.2	5.2	0.7	5.7
Expected volatility	135.0%	85.0%	85.0%	95.0%
Risk-free interest rate	5.5%	4.3%	5.1%	3.9%
Expected dividend yield	—	—	—	—

Note 3. Fair Value Measurements
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such values:

	December 31, 2023
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$15	$—	$—	$15
Warrant liability - Series B	1,238	—	—	1,238

Total liabilities	$1,253	$—	$—	$1,253

	December 31, 2022
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$1,812	$—	$—	$1,812
Warrant liability - Series B	6,040	—	—	6,040

Total liabilities	$7,852	$—	$—	$7,852

The Company’s Level 3 liabilities consist of the September 2022 Warrants (defined below), which were determined to be liability-classified instruments. There were no transfers between Level 1, Level 2, and Level 3 during the years ended December 31, 2023 and 2022.
Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the activity in the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) during the years ended December 31, 2023 and 2022:

	Warrant Liability
(In thousands)	Series A	Series B	Total
Balance, December 31, 2021	$—	$—	$—
Issuance of warrants	5,285	9,513	14,798
Change in the fair value of liability	(3,473)	(3,473)	(6,946)

Balance, December 31, 2022	$1,812	$6,040	$7,852
Change in the fair value of liability	(1,797)	(4,802)	(6,599)

Balance, December 31, 2023	$15	$1,238	$1,253

Assumptions Used in Determining Fair Value of Liability-Classified Warrants
The fair value of the warrant liability is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of both the Series A Warrants and the Series B Warrants (each defined below) was determined using the Black-Scholes Option Pricing Model, which uses various assumptions, including (i) fair value of the Company’s ADSs, (ii) exercise price of the warrant, (iii) expected term of the warrant, (iv) expected volatility and (v) expected risk-free interest rate.
Below are the assumptions used for the fair value calculations of the Series A Warrants and Series B Warrants (each defined below), as of December 31, 2023 and 2022, adjusted, where applicable, to reflect the ADS Ratio Change for all periods presented, as more fully described in Note 1:

	December 31, 2023		December 31, 2022
	Series A	Series B	Series A	Series B
Stock (ADS) price	$3.12	$3.12	$9.40	$9.40
Exercise price	$17.00	$17.00	$17.00	$17.00
Expected term (in years)	0.7	5.7	1.7	6.7
Expected volatility	85.0%	95.0%	80.0%	120.0%
Risk-free interest rate	5.1%	3.9%	4.4%	4.0%
Expected dividend yield	—	—	—	—